SEGMENT AND GEOGRAPHICAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 72,858	$ 280,025
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	61,145	133,119
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,933	72,572
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	0	59,485
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	0	30
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,284	11,857
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	5,455	2,905
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 41	$ 57